Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

12. Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2022	318	433	1,440	247	3,599	6,037
Reclassifications/corrections	-	-	-	-	(707)	(707)
Foreign exchange	(10)	(23)	(32)	(9)	(43)	(117)
Additions	36	92	558	10	239	935
Disposals	(37)	(39)	(250)	-	(54)	(380)
At June 30, 2023	307	463	1,716	248	3,034	5,768
Reclass to assets held for sale[1]	(235)	(400)	(867)	(249)	(2,049)	(3,800)
Foreign exchange	1	2	-	-	(5)	(2)
Additions	18	307	57	1	226	609
Disposals	(3)	(63)	(495)	-	(1,131)	(1,692)
At June 30, 2024	88	309	411	-	75	883
Foreign Exchange	-	4	37	-	7	48
Additions	41	867	77	-	238	1,223
Disposals	-	-	-	-	-	-
At June 30, 2025	129	1,180	525	-	320	2,154

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2022	238	211	717	29	1,099	2,294
Reclassifications/corrections	-	-	-	-	(685)	(685)
Foreign exchange	(5)	(10)	(18)	(1)	(29)	(63)
Charge for the year	48	90	179	22	411	750
Disposals	(26)	(28)	(171)	0	(45)	(270)
At June 30, 2023	255	263	707	50	751	2,026
Reclass to assets held for sale[1]	(201)	(287)	(543)	(71)	(616)	(1,759)
Foreign exchange	(1)	(3)	(1)	-	(23)	(28)
Charge for the year	31	87	136	21	474	749
Disposals	(4)	(40)	(30)	-	(470)	(544)
At June 30, 2024	80	20	269	-	75	444
Foreign Exchange	-	1	29	-	7	37
Charge for the year	9	41	59	-	48	157
Impairment	-	14	42	-	-	56
At June 30, 2025	89	76	399	-	130	694

Net book value	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
At June 30, 2023	52	200	1,009	198	2,283	3,742
At June 30, 2024	8	289	142	-	-	439
At June 30, 2025	40	1,104	126	-	190	1,460

1.	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 20 Discontinued Operations